IFRS 7 Disclosures - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financial Instruments - Disclosures under IFRS 7 [line items]
Total unencumbered assets	$ 496,800	$ 455,200
Dynamically hedged variable annuity guarantee best estimate liabilities, rebalancing percentage intervals	5.00%
Sensitivity of net income attributed to shareholders	50.00%
Variable annuity guarantee liabilities, rebalanced basis point intervals	20.00%
50 basis point decrease in interest [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ 100
50 basis point increase in interest [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ 100
Unsecured revolving credit facility [Member] | Canadian chartered banks [Member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Estimated maximum borrowing capacity		$ 500
Unsecured revolving credit facility [Member] | U.S.banks [Member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Estimated maximum borrowing capacity				$ 500,000,000
Amounts outstanding			$ 0
FHLBI facility [Member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Estimated maximum borrowing capacity			4,800,000,000
Amounts outstanding			$ 500,000,000
10% [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Percentage of expected changes in market values of publicly traded equities	10.00%	10.00%
20% [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Percentage of expected changes in market values of publicly traded equities	20.00%	20.00%
30% [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Percentage of expected changes in market values of publicly traded equities	30.00%	30.00%